Restatement of previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of effect of restatement on the consolidated statement of financial position
	December 31, 2016 As Previously Reported	Correction	December 31, 2016 Restated
Accounts payable and accrued liabilities	17,242,366	674,833	17,917,199
Deficit	(97,289,953)	(674,833)	(97,964,786)

Schedule of effect of the restatement on the consolidated statement of net Income and comprehensive income
	December 31, 2016 As Previously Reported	Correction	December 31, 2016 Restated
Revenue	29,979,633	(674,833)	29,304,800

Net income	27,657,474	(674,833)	26,982,641
Comprehensive income	27,235,078	(674,833)	26,560,245
Basic earnings per share	1.85	(0.05)	1.80
Diluted earnings per share	1.59	(0.04)	1.55